Document and Entity Information	Aug. 13, 2019
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2018
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Aug. 13, 2019
Document Effective Date	Aug. 13, 2019
Prospectus Date	Mar. 01, 2019
Entity Inv Company Type	N-1A
Eaton Vance Diversified Currency Income Fund | Class A
Risk/Return:
Trading Symbol	EAIIX
Eaton Vance Diversified Currency Income Fund | Class C
Risk/Return:
Trading Symbol	ECIMX
Eaton Vance Diversified Currency Income Fund | Class I
Risk/Return:
Trading Symbol	EIIMX